Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,875,000	2,865,030
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	1,300,000	1,279,866
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	600,000	572,239
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	1.891%	1,925,000	1,909,860
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	1.404%	900,000	895,041
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	765,553	730,683
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	1.500%	475,000	470,304
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.691%	550,000	543,820
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	325,000	307,350
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 01/22/2035	2.016%	2,425,000	2,387,289
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.941%	3,450,000	3,424,004
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	1.211%	1,025,000	1,015,199
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/20/2031	1.394%	1,850,000	1,841,514
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month USD LIBOR + 2.800% 04/30/2031	3.099%	500,000	484,112
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.704%	3,425,000	3,389,945
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	257,813
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	867,014	835,469
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	52,695	52,666
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	175,000	170,650
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	225,000	225,427
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	3,410,000	3,222,115
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	1.261%	1,300,000	1,294,931
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	1.209%	2,100,000	2,083,469
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.791%	950,000	943,544
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	1,600,000	1,603,221
Series 2020-2A Class D
03/16/2026	4.730%	125,000	127,603
Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,400,000	1,382,608
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	975,000	942,007
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	1,425,000	1,419,603
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,100,000	1,096,211
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	350,000	355,933
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	600,000	589,148
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	1,225,000	1,175,322
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	3,960,000	3,756,934
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	306,809	309,792
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	800,000	764,751
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	100,000	98,709
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	1,500,000	1,493,485
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	1.354%	1,425,000	1,416,135
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	242,537	242,595
Series 2019-AA Class A
07/25/2033	2.340%	564,036	560,047
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.704%	4,075,000	4,075,167
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	1,575,000	1,552,120
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	635,895	609,560
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.398%	475,000	471,244
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	1.959%	3,600,000	3,573,961
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2031	1.341%	2,150,000	2,141,858
Marlette Funding Trust(a)
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	692	692
MVW Owner Trust(a)
Series 2016-1A Class A
12/20/2033	2.250%	108,828	108,960
Series 2017-1A Class A
12/20/2034	2.420%	503,863	501,746
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	1,080,000	1,074,229
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.850% Floor 1.650% 10/20/2030	2.104%	3,525,000	3,496,201
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	22,135	22,154
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/22/2036	1.278%	1,375,000	1,365,346
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	1.378%	650,000	647,494
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	1,702,797	1,664,436

2	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	675,000	642,101
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 0.450% Floor 1.450% 10/15/2030	0.691%	1,900,000	1,873,087
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,056,201	1,017,122
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	189,002
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	165,329
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	925,000	917,991
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	6,541,000	6,390,506
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,275,000	1,254,376
Series 2020-1A Class C
08/21/2028	2.600%	800,000	782,395
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	171,669	173,714
Series 2018-3A Class A
09/20/2035	3.690%	118,149	119,196
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	700,000	675,845
United Auto Credit Securitization Trust(a)
Series 2020-1 Class D
02/10/2025	2.880%	1,075,000	1,077,896
Upstart Pass-Through Trust(a),(c)
Series 2021-ST10 Class A
01/20/2030	2.250%	3,152,333	3,087,809
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	221,638	216,218
Series 2021-ST7 Class A
09/20/2029	1.850%	819,510	791,169
Series 2021-ST9 Class A
11/20/2029	1.700%	403,467	388,912
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	549,468	543,361
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	425,000	410,274
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	425,000	406,654
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	273,016	274,933
Total Asset-Backed Securities — Non-Agency (Cost $92,682,142)			91,239,502

Commercial Mortgage-Backed Securities - Non-Agency 5.6%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	1,275,000	1,280,768
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,129,212	1,138,800
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,249,669	1,245,856
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,154,689	1,142,003
Series 2015-SFR2 Class A
10/17/2052	3.732%	688,052	699,116
AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	488,932
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.450% Floor 1.450% 05/15/2035	1.847%	2,625,000	2,605,482
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.647%	1,150,000	1,124,887
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.897%	625,000	610,374
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	1,325,000	1,312,547

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.647%	2,375,000	2,348,285
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.647%	977,500	968,688
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	1.408%	2,175,000	2,077,127
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.984%	699,000	683,346
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.284%	622,000	603,372
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	3.447%	2,868,750	2,802,632
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.422%	1,900,000	1,852,498
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class D
02/10/2037	3.633%	475,000	452,438
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	466,884
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	3,675,000	3,618,203
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	3.247%	298,165	292,953
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	3.891%	298,165	291,277
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	675,000	640,480
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,777,728
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	627,245
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2036	2.210%	825,000	799,536
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	1,053,225	975,905
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,455,989	5,933,529
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	1.141%	1,862,088	1,842,825
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.441%	607,574	607,195
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.541%	3,064,379	3,051,240
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	600,000	538,498
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	250,000	220,367
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	1.647%	375,000	365,579
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month USD LIBOR + 1.400% Floor 1.400% 03/15/2038	1.797%	688,079	664,825
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	945,096	930,553
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,236,980

4	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	1,721,471	1,723,563
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,175,000	1,094,923
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.597%	1,100,000	1,083,731
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	3.147%	425,000	418,714
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	731,837
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	1,092,794
Series 2019-SFR4 Class C
10/17/2036	3.036%	2,850,000	2,776,174
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	306,927
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	635,384
Series 2020-SFR2 Class A
06/17/2037	2.078%	425,000	410,056
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	1,000,000	985,160
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	100,000	97,218
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	125,000	123,170
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,633,339
RBS Commercial Funding, Inc., Trust(a),(d)
Series 2013-GSP Class A
01/15/2032	3.834%	1,100,000	1,103,567
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	3.297%	475,000	458,582
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	1.600%	4,725,000	4,692,500
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	606,139
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	949,269
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	1,423,366	1,426,615
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	1,067,263	1,055,837
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	2.531%	500,000	480,062
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.597%	750,000	741,566
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	3.897%	625,000	613,090
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,379,959	1,378,570
Series 2012-C9 Class ASB
11/15/2045	2.445%	55,304	55,324
Series 2013-C15 Class A3
08/15/2046	3.881%	655,795	660,879
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $81,111,588)			77,653,943

Common Stocks 60.6%
Issuer	Shares	Value ($)
Communication Services 7.8%
Entertainment 1.9%
Endeavor Group Holdings, Inc., Class A(e)	116,781	3,447,375
Netflix, Inc.(e)	12,621	4,727,701
Take-Two Interactive Software, Inc.(e)	70,115	10,779,480
Walt Disney Co. (The)(e)	54,826	7,519,934
Total		26,474,490

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services 4.5%
Alphabet, Inc., Class A(e)	8,255	22,960,044
Alphabet, Inc., Class C(e)	8,802	24,583,898
Meta Platforms, Inc., Class A(e)	54,835	12,193,111
Snap, Inc., Class A(e)	76,890	2,767,271
Total		62,504,324
Media 0.6%
Comcast Corp., Class A	181,346	8,490,620
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc.(e)	93,524	12,003,805
Total Communication Services		109,473,239
Consumer Discretionary 5.8%
Automobiles 0.6%
Tesla Motors, Inc.(e)	7,549	8,134,802
Hotels, Restaurants & Leisure 0.5%
Chipotle Mexican Grill, Inc.(e)	1,764	2,790,701
McDonald’s Corp.	18,015	4,454,749
Total		7,245,450
Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.(e)	12,793	41,704,541
eBay, Inc.	163,882	9,383,883
Total		51,088,424
Specialty Retail 0.3%
Lowe’s Companies, Inc.	20,323	4,109,107
Textiles, Apparel & Luxury Goods 0.7%
Tapestry, Inc.	195,466	7,261,562
Under Armour, Inc., Class A(e)	201,753	3,433,836
Total		10,695,398
Total Consumer Discretionary		81,273,181
Consumer Staples 3.1%
Beverages 0.3%
Monster Beverage Corp.(e)	48,998	3,914,940
Food & Staples Retailing 2.2%
Sysco Corp.	188,997	15,431,605
Walmart, Inc.	106,983	15,931,909
Total		31,363,514
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.6%
Mondelez International, Inc., Class A	133,591	8,386,843
Total Consumer Staples		43,665,297
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Canadian Natural Resources Ltd.	135,288	8,385,150
Chevron Corp.	106,155	17,285,219
EOG Resources, Inc.	76,018	9,063,626
Total		34,733,995
Total Energy		34,733,995
Financials 6.3%
Banks 1.8%
Bank of America Corp.	378,900	15,618,258
JPMorgan Chase & Co.	70,567	9,619,693
Total		25,237,951
Capital Markets 1.9%
BlackRock, Inc.	10,668	8,152,166
MSCI, Inc.	10,202	5,130,382
State Street Corp.	145,776	12,700,005
Total		25,982,553
Consumer Finance 0.2%
American Express Co.	16,135	3,017,245
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(e)	69,262	24,443,252
Insurance 0.6%
Aon PLC, Class A	6,446	2,099,011
Willis Towers Watson PLC	27,873	6,584,160
Total		8,683,171
Total Financials		87,364,172
Health Care 7.2%
Biotechnology 1.0%
BioMarin Pharmaceutical, Inc.(e)	43,939	3,387,697
Vertex Pharmaceuticals, Inc.(e)	41,020	10,704,989
Total		14,092,686

6	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	60,451	7,154,980
Baxter International, Inc.	51,649	4,004,864
Medtronic PLC	128,307	14,235,662
Total		25,395,506
Health Care Providers & Services 1.6%
Anthem, Inc.	21,353	10,489,021
CVS Health Corp.	118,219	11,964,945
Total		22,453,966
Pharmaceuticals 2.8%
Eli Lilly & Co.	49,851	14,275,831
Johnson & Johnson	137,038	24,287,244
Total		38,563,075
Total Health Care		100,505,233
Industrials 5.3%
Aerospace & Defense 2.0%
Raytheon Technologies Corp.	277,632	27,505,002
Airlines 0.8%
Southwest Airlines Co.(e)	243,187	11,137,965
Building Products 0.2%
Carrier Global Corp.	52,804	2,422,119
Industrial Conglomerates 0.7%
Honeywell International, Inc.	53,991	10,505,569
Road & Rail 1.6%
Uber Technologies, Inc.(e)	327,483	11,684,593
Union Pacific Corp.	36,685	10,022,709
Total		21,707,302
Total Industrials		73,277,957
Information Technology 18.0%
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	93,867	12,294,700
IT Services 3.4%
Akamai Technologies, Inc.(e)	44,034	5,257,219
Fidelity National Information Services, Inc.	21,784	2,187,549
Global Payments, Inc.	41,250	5,644,650
International Business Machines Corp.	39,971	5,197,030
MasterCard, Inc., Class A	39,471	14,106,146
Common Stocks (continued)
Issuer	Shares	Value ($)
PayPal Holdings, Inc.(e)	57,711	6,674,277
Visa, Inc., Class A	36,784	8,157,588
Total		47,224,459
Semiconductors & Semiconductor Equipment 2.2%
GlobalFoundries, Inc.(e)	32,983	2,058,799
Lam Research Corp.	17,552	9,436,131
Marvell Technology, Inc.	56,412	4,045,304
Micron Technology, Inc.	55,813	4,347,275
NVIDIA Corp.	42,651	11,637,752
Total		31,525,261
Software 7.4%
Adobe, Inc.(e)	24,793	11,296,187
Intuit, Inc.	27,228	13,092,312
Microsoft Corp.	190,537	58,744,462
Palo Alto Networks, Inc.(e)	23,750	14,784,612
Salesforce.com, Inc.(e)	21,848	4,638,767
Total		102,556,340
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	324,363	56,637,023
Total Information Technology		250,237,783
Materials 2.1%
Chemicals 1.9%
Corteva, Inc.	149,031	8,566,302
Ecolab, Inc.	27,657	4,883,120
International Flavors & Fragrances, Inc.	62,997	8,273,396
Nutrien Ltd.	42,955	4,466,890
Total		26,189,708
Metals & Mining 0.2%
Newmont Corp.	36,434	2,894,682
Total Materials		29,084,390
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.8%
American Tower Corp.	41,549	10,437,940
Real Estate Management & Development 0.1%
Zillow Group, Inc., Class C(e)	35,880	1,768,525
Total Real Estate		12,206,465

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.6%
Electric Utilities 0.9%
American Electric Power Co., Inc.	119,896	11,962,024
Multi-Utilities 0.7%
Public Service Enterprise Group, Inc.	140,220	9,815,400
Total Utilities		21,777,424
Total Common Stocks (Cost $617,828,917)		843,599,136

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	85,000	76,457
Total Convertible Bonds (Cost $80,486)			76,457

Corporate Bonds & Notes 7.6%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	1,200,000	1,182,491
Boeing Co. (The)
05/01/2040	5.705%	1,400,000	1,568,153
Bombardier, Inc.(a)
12/01/2024	7.500%	16,000	16,518
04/15/2027	7.875%	55,000	53,865
Harris Corp.
06/15/2028	4.400%	450,000	466,712
Lockheed Martin Corp.
06/15/2050	2.800%	270,000	236,959
Northrop Grumman Corp.(a)
02/15/2031	7.750%	375,000	485,529
TransDigm, Inc.(a)
12/15/2025	8.000%	60,000	62,578
03/15/2026	6.250%	184,000	189,458
TransDigm, Inc.
11/15/2027	5.500%	57,000	56,786
05/01/2029	4.875%	41,000	38,505
Total			4,357,554
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	36,000	34,021
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	163,934	163,812
04/20/2029	5.750%	45,290	45,135
Delta Air Lines, Inc.
01/15/2026	7.375%	36,000	38,951
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	64,253	64,295
United Airlines, Inc.(a)
04/15/2026	4.375%	47,000	46,276
04/15/2029	4.625%	31,000	29,512
Total			422,002
Automotive 0.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	19,000	19,238
Ford Motor Co.
02/12/2032	3.250%	38,000	33,934
Ford Motor Credit Co. LLC
06/16/2025	5.125%	32,000	32,801
11/13/2025	3.375%	81,000	79,201
01/09/2027	4.271%	55,000	54,146
05/28/2027	4.950%	55,000	55,918
08/17/2027	4.125%	55,000	53,781
02/16/2028	2.900%	31,000	27,944
11/13/2030	4.000%	39,000	36,700
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	21,000	19,626
IAA Spinco, Inc.(a)
06/15/2027	5.500%	93,000	93,454
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	38,000	37,178
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	124,000	125,548
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	19,000	19,600
05/15/2027	8.500%	55,000	57,072
Tenneco, Inc.(a)
01/15/2029	7.875%	59,000	62,170
04/15/2029	5.125%	31,000	30,749
Total			839,060
Banking 1.6%
Bank of America Corp.(g)
04/23/2040	4.078%	3,685,000	3,781,691
Citigroup, Inc.(g)
01/25/2033	3.057%	1,000,000	935,994
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,510,000	1,567,188

8	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Bank
09/13/2028	4.650%	925,000	958,049
Goldman Sachs Group, Inc. (The)(g)
02/24/2033	3.102%	2,725,000	2,571,313
HSBC Holdings PLC(g)
05/24/2032	2.804%	1,800,000	1,638,715
JPMorgan Chase & Co.(g)
Subordinated
05/13/2031	2.956%	3,900,000	3,656,430
Morgan Stanley(g)
01/22/2031	2.699%	2,700,000	2,525,826
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	350,000	334,013
State Street Corp.
Subordinated
03/03/2031	2.200%	1,461,000	1,321,787
Wells Fargo & Co.(g)
04/30/2041	3.068%	2,650,000	2,388,382
Total			21,679,388
Brokerage/Asset Managers/Exchanges 0.0%
Hightower Holding LLC(a)
04/15/2029	6.750%	56,000	55,111
NFP Corp.(a)
08/15/2028	4.875%	57,000	54,618
08/15/2028	6.875%	135,000	128,908
Total			238,637
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	46,000	44,229
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	63,000	62,648
05/15/2029	4.125%	36,000	33,300
Interface, Inc.(a)
12/01/2028	5.500%	23,000	22,340
James Hardie International Finance DAC(a)
01/15/2028	5.000%	54,000	53,360
SRS Distribution, Inc.(a)
07/01/2028	4.625%	28,000	26,744
07/01/2029	6.125%	53,000	49,223
12/01/2029	6.000%	65,000	60,302
White Cap Buyer LLC(a)
10/15/2028	6.875%	75,000	71,086
Total			423,232
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	84,000	84,154
02/01/2028	5.000%	24,000	23,766
03/01/2030	4.750%	127,000	122,072
08/15/2030	4.500%	130,000	122,067
02/01/2031	4.250%	41,000	37,371
02/01/2032	4.750%	53,000	49,392
Comcast Corp.
08/15/2035	4.400%	450,000	484,257
CSC Holdings LLC(a)
02/01/2028	5.375%	49,000	47,579
02/01/2029	6.500%	57,000	57,512
01/15/2030	5.750%	67,000	59,677
12/01/2030	4.125%	80,000	70,445
02/15/2031	3.375%	45,000	37,920
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	64,000	63,092
DISH DBS Corp.
07/01/2026	7.750%	17,000	16,873
06/01/2029	5.125%	62,000	52,784
DISH DBS Corp.(a)
12/01/2028	5.750%	96,000	91,139
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	73,000	70,428
09/15/2028	6.500%	93,000	88,030
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	39,000	36,887
07/01/2029	5.500%	36,000	36,527
Time Warner Cable LLC
05/01/2037	6.550%	1,300,000	1,496,799
Videotron Ltd.(a)
06/15/2029	3.625%	31,000	28,780
Virgin Media Finance PLC(a)
07/15/2030	5.000%	91,000	86,012
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	40,000	39,611
08/15/2030	4.500%	38,000	35,421
VZ Secured Financing BV(a)
01/15/2032	5.000%	98,000	91,490
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	72,000	67,039
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	53,405
Ziggo BV(a)
01/15/2030	4.875%	50,000	47,068
Total			3,597,597

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	44,000	38,686
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	89,000	85,628
Dow Chemical Co. (The)
10/01/2034	4.250%	800,000	827,050
Element Solutions, Inc.(a)
09/01/2028	3.875%	81,000	75,896
HB Fuller Co.
10/15/2028	4.250%	79,000	74,065
Herens Holdco Sarl(a)
05/15/2028	4.750%	65,000	58,402
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	25,000	23,140
Ingevity Corp.(a)
11/01/2028	3.875%	44,000	39,772
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	54,000	57,761
Iris Holdings, Inc.(a),(f)
02/15/2026	8.750%	27,000	27,021
LYB International Finance BV
03/15/2044	4.875%	350,000	371,836
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	73,000	66,389
10/01/2029	6.250%	16,000	14,164
SPCM SA(a)
03/15/2027	3.125%	4,000	3,681
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	33,000	30,664
09/30/2029	7.500%	11,000	9,792
WR Grace Holdings LLC(a)
06/15/2027	4.875%	74,000	72,380
08/15/2029	5.625%	132,000	123,391
Total			1,999,718
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	21,000	19,655
Herc Holdings, Inc.(a)
07/15/2027	5.500%	30,000	30,415
Ritchie Bros Holdings, Inc.(a)
12/15/2031	4.750%	84,000	81,909
United Rentals North America, Inc.
01/15/2030	5.250%	32,000	32,993
Total			164,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
APX Group, Inc.(a)
02/15/2027	6.750%	13,000	13,289
07/15/2029	5.750%	6,000	5,482
Arches Buyer, Inc.(a)
06/01/2028	4.250%	21,000	19,550
12/01/2028	6.125%	76,000	70,107
Match Group, Inc.(a)
02/15/2029	5.625%	31,000	30,789
Staples, Inc.(a)
04/15/2026	7.500%	60,000	58,237
04/15/2027	10.750%	6,000	5,341
Uber Technologies, Inc.(a)
05/15/2025	7.500%	69,000	71,994
01/15/2028	6.250%	48,000	49,592
08/15/2029	4.500%	108,000	101,252
Total			425,633
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	74,000	76,384
Mattel, Inc.(a)
04/01/2026	3.375%	22,000	21,574
04/01/2029	3.750%	67,000	64,429
Prestige Brands, Inc.(a)
01/15/2028	5.125%	64,000	63,503
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	21,000	18,601
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	19,000	16,294
Total			260,785
Diversified Manufacturing 0.3%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	32,000	30,853
Carrier Global Corp.
04/05/2040	3.377%	1,650,000	1,501,790
CFX Escrow Corp.(a)
02/15/2026	6.375%	49,000	50,565
Gates Global LLC/Co.(a)
01/15/2026	6.250%	103,000	103,189
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,050,000	1,132,155
Honeywell International, Inc.
06/01/2050	2.800%	300,000	276,774
Madison IAQ LLC(a)
06/30/2028	4.125%	32,000	29,508
06/30/2029	5.875%	64,000	57,383

10	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
09/01/2029	4.000%	86,000	78,263
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	12,000	12,388
Vertical Holdco GmbH(a)
07/15/2028	7.625%	35,000	35,019
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	42,000	41,681
Welbilt, Inc.
02/15/2024	9.500%	17,000	17,331
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	53,000	55,115
06/15/2028	7.250%	52,000	55,198
Total			3,477,212
Electric 0.8%
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	348,000	370,136
Calpine Corp.(a)
02/15/2028	4.500%	55,000	53,669
03/15/2028	5.125%	27,000	25,757
CenterPoint Energy, Inc.
06/01/2031	2.650%	900,000	833,644
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	101,000	101,504
02/15/2031	3.750%	75,000	70,252
01/15/2032	3.750%	20,000	18,462
CMS Energy Corp.
03/01/2044	4.875%	262,000	288,592
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	579,007
Dominion Energy, Inc.
08/15/2031	2.250%	875,000	788,768
Emera US Finance LP
06/15/2046	4.750%	1,150,000	1,202,717
Eversource Energy
03/01/2032	3.375%	525,000	513,708
Exelon Corp.(a)
03/15/2052	4.100%	1,000,000	1,018,066
Indiana Michigan Power Co.
03/15/2037	6.050%	600,000	727,427
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	16,000	14,940
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	16,202
09/15/2027	4.500%	59,000	58,807
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
02/15/2029	3.375%	35,000	31,173
06/15/2029	5.250%	30,000	29,308
02/15/2031	3.625%	42,000	37,002
02/15/2032	3.875%	76,000	67,129
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	1,000,000	999,979
PG&E Corp.
07/01/2028	5.000%	15,000	14,495
07/01/2030	5.250%	41,000	39,720
Progress Energy, Inc.
03/01/2031	7.750%	850,000	1,092,710
Southern Co. (The)
07/01/2046	4.400%	625,000	641,433
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	28,000	27,328
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	70,000	69,964
07/31/2027	5.000%	75,000	73,755
05/01/2029	4.375%	38,000	35,905
WEC Energy Group, Inc.
10/15/2027	1.375%	300,000	269,688
Xcel Energy, Inc.
06/01/2030	3.400%	900,000	899,035
Total			11,010,282
Environmental 0.0%
Covanta Holding Corp.(a)
12/01/2029	4.875%	41,000	39,139
GFL Environmental, Inc.(a)
12/15/2026	5.125%	63,000	63,556
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	103,000	97,234
Total			199,929
Finance Companies 0.0%
Navient Corp.
01/25/2023	5.500%	60,000	61,018
06/25/2025	6.750%	38,000	39,065
03/15/2028	4.875%	25,000	23,009
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	84,000	82,565
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	61,000	54,632
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	113,000	99,110

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
06/01/2025	8.875%	13,000	13,704
Total			373,103
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,650,000	1,825,971
Bacardi Ltd.(a)
05/15/2038	5.150%	1,300,000	1,421,888
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	100,000	99,256
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	30,000	27,675
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,525,000	1,512,196
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	44,000	41,095
01/31/2032	4.375%	43,000	40,150
Mondelez International, Inc.
09/04/2050	2.625%	465,000	377,713
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	129,000	119,290
03/01/2032	3.500%	107,000	93,546
Post Holdings, Inc.(a)
03/01/2027	5.750%	35,000	35,224
04/15/2030	4.625%	52,000	46,893
09/15/2031	4.500%	45,000	39,883
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	97,000	87,891
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	28,000	26,256
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	12,000	10,255
US Foods, Inc.(a)
02/15/2029	4.750%	55,000	52,606
06/01/2030	4.625%	33,000	30,572
Total			5,888,360
Gaming 0.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	5,000	5,258
06/15/2031	4.750%	51,000	49,136
Boyd Gaming Corp.
12/01/2027	4.750%	48,000	47,758
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	130,000	121,926
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	45,000	46,045
07/01/2025	6.250%	67,000	69,250
07/01/2027	8.125%	52,000	55,776
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	25,000	25,753
02/01/2027	5.750%	28,000	29,700
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	45,000	45,484
02/15/2029	3.875%	9,000	8,907
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	51,000	47,086
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	84,000	82,774
Scientific Games International, Inc.(a)
07/01/2025	8.625%	30,000	31,575
10/15/2025	5.000%	82,000	84,050
03/15/2026	8.250%	66,000	68,723
11/15/2029	7.250%	33,000	34,579
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	19,000	18,939
02/15/2027	3.750%	20,000	19,427
08/15/2030	4.125%	20,000	19,334
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	15,000	15,006
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	32,000	33,278
Total			959,764
Health Care 0.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	74,000	74,305
04/15/2029	5.000%	17,000	16,777
AdaptHealth LLC(a)
03/01/2030	5.125%	119,000	110,539
Avantor Funding, Inc.(a)
07/15/2028	4.625%	56,000	55,308
11/01/2029	3.875%	87,000	82,256
Becton Dickinson and Co.
12/15/2044	4.685%	1,175,000	1,266,583
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	15,000	13,645
04/01/2030	3.500%	26,000	23,884
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	46,000	45,993
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	31,000	30,303
03/15/2029	3.750%	19,000	17,941
03/15/2031	4.000%	7,000	6,609

12	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	31,000	32,331
03/15/2027	5.625%	15,000	15,284
04/15/2029	6.875%	47,000	46,013
05/15/2030	5.250%	68,000	65,311
Cigna Corp.
07/15/2046	4.800%	475,000	525,032
CVS Health Corp.
03/25/2048	5.050%	900,000	1,019,729
HCA, Inc.
09/01/2028	5.625%	77,000	83,238
02/01/2029	5.875%	21,000	23,026
HCA, Inc.(a)
03/15/2052	4.625%	1,225,000	1,240,951
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	20,000	18,608
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	24,000	24,763
Owens & Minor, Inc.(a)
04/01/2030	6.625%	55,000	56,590
Select Medical Corp.(a)
08/15/2026	6.250%	104,000	107,423
Teleflex, Inc.(a)
06/01/2028	4.250%	27,000	26,378
Tenet Healthcare Corp.
07/15/2024	4.625%	19,000	19,087
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	61,000	62,651
11/01/2027	5.125%	46,000	46,237
06/15/2028	4.625%	11,000	10,833
10/01/2028	6.125%	63,000	64,036
06/01/2029	4.250%	8,000	7,694
01/15/2030	4.375%	27,000	25,941
Total			5,265,299
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	235,000	243,939
Centene Corp.
12/15/2029	4.625%	92,000	92,949
02/15/2030	3.375%	34,000	32,025
10/15/2030	3.000%	41,000	37,774
08/01/2031	2.625%	29,000	25,820
UnitedHealth Group, Inc.
05/15/2060	3.125%	250,000	223,879
Total			656,386
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	46,000	48,410
Meritage Homes Corp.(a)
04/15/2029	3.875%	53,000	50,466
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	27,000	25,648
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	39,000	38,126
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	36,000	36,546
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	28,000	29,082
Total			228,278
Independent Energy 0.1%
Apache Corp.
09/01/2040	5.100%	35,000	35,433
02/01/2042	5.250%	20,000	20,000
04/15/2043	4.750%	47,000	44,732
01/15/2044	4.250%	21,000	18,429
Callon Petroleum Co.
07/01/2026	6.375%	104,000	103,348
Callon Petroleum Co.(a)
08/01/2028	8.000%	41,000	43,408
CNX Resources Corp.(a)
03/14/2027	7.250%	66,000	69,603
01/15/2029	6.000%	38,000	38,467
Comstock Resources, Inc.(a)
03/01/2029	6.750%	27,000	27,795
01/15/2030	5.875%	22,000	21,670
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	51,000	51,982
05/01/2029	5.000%	42,000	42,026
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	21,000	21,862
01/30/2028	5.750%	55,000	56,749
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	65,000	65,782
02/01/2029	5.750%	11,000	11,004
Matador Resources Co.
09/15/2026	5.875%	82,000	83,549
Occidental Petroleum Corp.
08/15/2029	3.500%	1,000	985
09/01/2030	6.625%	225,000	258,200
01/01/2031	6.125%	62,000	69,750
09/15/2036	6.450%	129,000	151,599
07/15/2044	4.500%	3,000	2,869
06/15/2045	4.625%	3,000	2,909

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/2046	6.600%	14,000	16,580
03/15/2048	4.200%	20,000	18,760
08/15/2049	4.400%	94,000	88,733
SM Energy Co.
09/15/2026	6.750%	75,000	77,079
Southwestern Energy Co.
02/01/2032	4.750%	109,000	108,873
Total			1,552,176
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	710,000	638,326
Leisure 0.1%
Carnival Corp.(a)
03/01/2026	7.625%	47,000	47,318
03/01/2027	5.750%	126,000	120,100
08/01/2028	4.000%	66,000	61,520
05/01/2029	6.000%	53,000	49,942
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	28,000	28,761
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	56,000	57,051
Cinemark USA, Inc.(a)
05/01/2025	8.750%	18,000	18,819
03/15/2026	5.875%	40,000	38,842
07/15/2028	5.250%	26,000	24,290
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	14,000	14,258
05/15/2027	6.500%	33,000	35,124
10/15/2027	4.750%	32,000	31,207
NCL Corp., Ltd.(a)
03/15/2026	5.875%	29,000	27,565
02/15/2029	7.750%	9,000	9,116
NCL Finance Ltd.(a)
03/15/2028	6.125%	15,000	13,942
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	26,000	27,101
07/01/2026	4.250%	76,000	70,753
08/31/2026	5.500%	42,000	40,813
07/15/2027	5.375%	22,000	21,026
04/01/2028	5.500%	48,000	45,865
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	25,000	22,309
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	52,000	52,134
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	48,000	50,247
Total			908,103
Life Insurance 0.3%
CoreBridge Financial, Inc.(a),(h)
04/05/2052	4.400%	1,060,000	1,059,820
Five Corners Funding Trust II(a)
05/15/2030	2.850%	1,450,000	1,375,599
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	350,000	354,871
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	460,000	510,956
Voya Financial, Inc.
06/15/2046	4.800%	683,000	751,251
Total			4,052,497
Media and Entertainment 0.2%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	60,000	59,824
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	60,000	60,306
06/01/2029	7.500%	67,000	66,867
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	108,000	106,893
iHeartCommunications, Inc.
05/01/2026	6.375%	8,440	8,689
05/01/2027	8.375%	99,366	102,721
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	27,000	26,719
01/15/2028	4.750%	61,000	58,386
Lamar Media Corp.
02/15/2028	3.750%	18,000	17,099
01/15/2029	4.875%	16,000	15,844
Magallanes, Inc.(a)
03/15/2062	5.391%	2,091,000	2,160,461
Netflix, Inc.
04/15/2028	4.875%	30,000	31,323
11/15/2028	5.875%	57,000	62,823
05/15/2029	6.375%	99,000	112,140
Netflix, Inc.(a)
06/15/2030	4.875%	36,000	38,385
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	55,000	53,836
03/15/2030	4.625%	38,000	35,760
Roblox Corp.(a)
05/01/2030	3.875%	65,000	60,775

14	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	9,000	8,368
01/15/2031	5.375%	18,000	17,294
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	14,000	14,020
Univision Communications, Inc.(a)
05/01/2029	4.500%	31,000	29,508
Total			3,148,041
Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	40,000	37,922
10/01/2031	5.125%	57,000	53,723
Constellium SE(a)
06/15/2028	5.625%	86,000	86,446
04/15/2029	3.750%	179,000	160,645
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	119,000	115,658
04/01/2029	6.125%	52,000	53,571
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	19,000	17,861
06/01/2031	4.500%	92,000	82,906
Novelis Corp.(a)
11/15/2026	3.250%	27,000	25,795
01/30/2030	4.750%	90,000	87,430
08/15/2031	3.875%	32,000	29,262
Total			751,219
Midstream 0.5%
Cheniere Energy Partners LP
10/01/2029	4.500%	43,000	43,210
03/01/2031	4.000%	37,000	35,910
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	88,000	80,147
Cheniere Energy, Inc.
10/15/2028	4.625%	63,000	63,376
CNX Midstream Partners LP(a)
04/15/2030	4.750%	43,000	40,295
DCP Midstream Operating LP
07/15/2027	5.625%	29,000	30,408
05/15/2029	5.125%	51,000	52,574
04/01/2044	5.600%	19,000	19,990
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	38,000	38,000
DT Midstream, Inc.(a)
06/15/2029	4.125%	39,000	37,420
06/15/2031	4.375%	44,000	42,120
Energy Transfer Partners LP
02/01/2042	6.500%	500,000	575,132
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	69,000	70,425
07/01/2027	6.500%	41,000	42,804
01/15/2031	4.750%	129,000	120,954
Hess Midstream Operations LP(a)
02/15/2030	4.250%	13,000	12,266
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	51,000	48,306
ITT Holdings LLC(a)
08/01/2029	6.500%	12,000	11,043
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,100,000	1,198,257
MPLX LP
02/15/2049	5.500%	785,000	871,779
NuStar Logistics LP
06/01/2026	6.000%	43,000	43,513
04/28/2027	5.625%	49,000	47,996
10/01/2030	6.375%	30,000	30,397
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,200,000	1,370,696
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	36,000	35,976
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	109,000	113,255
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	38,000	37,307
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	60,000	58,359
08/15/2031	4.125%	91,000	89,334
11/01/2033	3.875%	51,000	48,746
Western Gas Partners LP
08/15/2048	5.500%	48,000	47,521
Western Midstream Operating LP
03/01/2028	4.500%	51,000	51,794
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,000,000	1,078,358
Total			6,487,668
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	1,300,000	1,353,752
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	26,000	26,551
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	32,000	31,567

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries Ltd.(a)
01/15/2026	7.250%	32,000	31,856
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	267	258
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	87,482	85,352
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	26,000	26,139
Total			201,723
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	56,000	52,134
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	81,000	80,540
02/01/2027	4.250%	32,000	30,703
06/15/2029	4.750%	115,000	108,504
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	55,000	54,991
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	46,000	43,186
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	22,000	20,683
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	27,000	25,657
09/15/2029	4.000%	25,000	23,112
Service Properties Trust
10/01/2024	4.350%	14,000	13,532
12/15/2027	5.500%	19,000	18,314
Total			471,356
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	116,000	104,584
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	63,000	60,703
08/15/2027	5.250%	49,000	45,511
Berry Global, Inc.(a)
02/15/2026	4.500%	27,000	27,012
Canpack SA/US LLC(a)
11/15/2029	3.875%	80,000	69,589
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	50,000	51,282
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	62,000	61,937
08/15/2027	8.500%	9,000	8,994
Total			429,612
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.4%
AbbVie, Inc.
03/15/2035	4.550%	275,000	296,367
11/06/2042	4.400%	1,275,000	1,351,509
Amgen, Inc.
09/01/2053	2.770%	1,917,000	1,543,070
AstraZeneca Finance LLC
05/28/2031	2.250%	800,000	744,923
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	62,000	63,511
01/31/2027	8.500%	82,000	81,760
02/01/2027	6.125%	40,000	40,295
08/15/2027	5.750%	34,000	33,540
06/01/2028	4.875%	19,000	18,196
02/15/2029	5.000%	22,000	17,143
02/15/2029	6.250%	55,000	45,438
01/30/2030	5.250%	8,000	6,298
02/15/2031	5.250%	33,000	25,695
Bristol Myers Squibb Co.
02/20/2048	4.550%	667,000	758,390
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	17,000	9,692
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	18,000	16,420
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	34,000	32,233
Organon Finance 1 LLC(a)
04/30/2028	4.125%	80,000	76,224
04/30/2031	5.125%	72,000	69,377
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	32,000	29,871
Total			5,259,952
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	89,000	85,838
10/15/2027	6.750%	110,000	108,764
11/01/2029	5.875%	31,000	29,799
American International Group, Inc.
06/30/2050	4.375%	300,000	328,765
AssuredPartners, Inc.(a)
01/15/2029	5.625%	58,000	53,389
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	81,000	75,551
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	2,000	2,022
HUB International Ltd.(a)
12/01/2029	5.625%	73,000	71,154

16	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Loews Corp.
05/15/2030	3.200%	665,000	651,088
MGIC Investment Corp.
08/15/2028	5.250%	34,000	33,612
Radian Group, Inc.
03/15/2027	4.875%	20,000	20,116
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	16,000	15,179
USI, Inc.(a)
05/01/2025	6.875%	11,000	11,023
Total			1,486,300
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	1,000,000	1,023,308
Union Pacific Corp.
09/15/2037	3.600%	715,000	716,944
Total			1,740,252
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	70,000	66,396
10/15/2030	4.000%	23,000	20,736
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	55,000	50,609
IRB Holding Corp.(a)
06/15/2025	7.000%	71,000	74,120
02/15/2026	6.750%	105,000	106,867
Yum! Brands, Inc.(h)
04/01/2032	5.375%	47,000	47,144
Total			365,872
Retailers 0.0%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	48,000	44,706
02/15/2032	5.000%	31,000	28,839
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	57,000	53,080
L Brands, Inc.(a)
07/01/2025	9.375%	6,000	6,852
10/01/2030	6.625%	56,000	58,803
L Brands, Inc.
06/15/2029	7.500%	23,000	24,930
11/01/2035	6.875%	21,000	21,634
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	51,000	49,311
02/15/2029	7.750%	43,000	44,405
Total			332,560
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	18,000	19,050
02/15/2028	5.875%	39,000	38,939
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	37,000	34,954
02/15/2030	4.875%	49,000	47,542
Total			140,485
Technology 0.4%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	24,000	22,761
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	17,000	17,613
03/01/2026	9.125%	6,000	6,195
Broadcom, Inc.(a)
02/15/2051	3.750%	929,000	829,615
Camelot Finance SA(a)
11/01/2026	4.500%	23,000	22,462
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	31,000	29,509
07/01/2029	4.875%	87,000	82,066
CommScope Technologies LLC(a)
06/15/2025	6.000%	33,000	31,244
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	77,000	73,843
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	45,000	42,525
Gartner, Inc.(a)
07/01/2028	4.500%	51,000	50,836
06/15/2029	3.625%	24,000	22,715
10/01/2030	3.750%	52,000	48,826
HealthEquity, Inc.(a)
10/01/2029	4.500%	55,000	52,385
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	36,000	33,188
Intel Corp.
03/25/2060	4.950%	260,000	318,947
International Business Machines Corp.
05/15/2040	2.850%	600,000	534,424
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	31,000	30,048
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,843
03/15/2028	5.250%	25,000	24,760
07/15/2028	5.000%	54,000	52,717
07/15/2030	5.250%	59,000	57,804

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	100,000	93,581
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	84,000	81,493
NCR Corp.(a)
09/01/2027	5.750%	25,000	25,058
10/01/2028	5.000%	111,000	106,363
04/15/2029	5.125%	67,000	64,437
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	79,000	79,552
07/15/2029	4.500%	31,000	30,911
10/01/2030	5.875%	9,000	9,021
07/15/2031	4.750%	21,000	20,970
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	1,240,000	1,206,717
Oracle Corp.
04/15/2038	6.500%	700,000	835,248
Plantronics, Inc.(a)
03/01/2029	4.750%	125,000	128,315
QUALCOMM, Inc.
05/20/2050	3.250%	340,000	328,424
RELX Capital, Inc.
05/22/2030	3.000%	400,000	381,469
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	68,000	66,072
Switch Ltd.(a)
09/15/2028	3.750%	6,000	5,823
06/15/2029	4.125%	35,000	34,432
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	55,000	55,634
Verscend Escrow Corp.(a)
08/15/2026	9.750%	79,000	82,227
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	137,000	125,329
Total			6,159,402
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	5,000	4,997
ERAC USA Finance LLC(a)
10/15/2037	7.000%	515,000	674,236
Total			679,233
Wireless 0.2%
Altice France Holding SA(a)
02/15/2028	6.000%	105,000	90,563
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
01/15/2028	5.500%	115,000	106,414
07/15/2029	5.125%	39,000	34,938
American Tower Corp.
08/15/2029	3.800%	815,000	812,182
Sprint Capital Corp.
03/15/2032	8.750%	47,000	63,292
Sprint Corp.
03/01/2026	7.625%	86,000	97,121
T-Mobile USA, Inc.
02/15/2029	2.625%	68,000	62,094
02/15/2031	2.875%	37,000	33,368
04/15/2031	3.500%	17,000	16,007
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	64,000	60,313
10/15/2052	3.400%	1,275,000	1,089,116
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	33,000	30,091
07/15/2031	4.750%	64,000	60,237
Total			2,555,736
Wirelines 0.3%
AT&T, Inc.
09/15/2053	3.500%	2,510,000	2,219,258
Cablevision Lightpath LLC(a)
09/15/2027	3.875%	68,000	63,572
CenturyLink, Inc.
04/01/2024	7.500%	12,000	12,673
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	48,000	44,175
Iliad Holding SAS(a)
10/15/2026	6.500%	65,000	65,195
10/15/2028	7.000%	120,000	120,218
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	14,000	12,323
Verizon Communications, Inc.
03/22/2061	3.700%	1,550,000	1,454,017
Total			3,991,431
Total Corporate Bonds & Notes (Cost $108,901,196)			105,172,887

Exchange-Traded Equity Funds 0.8%
	Shares	Value ($)
International Mid Large Cap 0.8%
iShares Core MSCI EAFE ETF	168,620	11,720,776
Total Exchange-Traded Equity Funds (Cost $11,306,141)		11,720,776

18	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(i) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	34,000	33,889
05/15/2029	4.250%	45,000	41,519
Total			75,408
Total Foreign Government Obligations (Cost $76,045)			75,408

Residential Mortgage-Backed Securities - Agency 5.1%

Federal Home Loan Mortgage Corp.
01/01/2030	3.500%	58,932	60,598
04/01/2032	6.000%	34,935	37,386
04/01/2032	7.000%	19,700	21,305
07/01/2032	6.500%	11,494	12,352
01/01/2033	3.000%	632,888	639,684
01/01/2034- 05/01/2041	5.000%	346,970	375,304
04/01/2041	4.500%	55,369	59,020
Federal Home Loan Mortgage Corp.(j)
05/01/2032	6.500%	198,329	213,131
06/01/2037	6.000%	36,532	39,771
02/01/2038	5.500%	189,942	209,683
03/01/2038	5.000%	51,024	55,268
05/01/2039- 08/01/2041	4.500%	563,989	600,662
07/01/2043	3.000%	143,925	143,929
08/01/2045	4.000%	49,927	52,066
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	16,589	17,730
03/01/2026- 12/01/2032	7.000%	288,117	297,597
10/01/2026- 12/01/2045	3.500%	482,762	494,429
11/01/2026- 01/01/2029	4.000%	237,521	244,900
08/01/2028- 09/01/2032	6.500%	75,087	81,400
02/01/2038- 03/01/2038	5.500%	100,722	110,016
Federal National Mortgage Association(j)
02/01/2031	3.500%	149,020	152,654
10/01/2040	4.500%	131,667	139,141
Uniform Mortgage-Backed Security TBA(h)
04/18/2037- 04/13/2052	2.500%	26,475,000	25,412,805
04/18/2037- 04/13/2052	3.000%	15,700,000	15,425,115
04/13/2052	2.000%	18,650,000	17,320,265
04/13/2052	3.500%	8,775,000	8,797,109
Total Residential Mortgage-Backed Securities - Agency (Cost $72,354,215)			71,013,320

Residential Mortgage-Backed Securities - Non-Agency 9.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	1,770,947	1,697,962
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	2,879,864	2,782,811
CMO Series 2021-B Class A
06/25/2066	2.239%	1,293,541	1,240,293
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	163,173	159,669
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	388,003
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	920,952	895,869
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	126,214	126,204
CMO Series 2019-2 Class A3
03/25/2049	3.833%	95,354	95,302
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	3.037%	641,358	642,137
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	800,000	805,095
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.049%	1,800,000	1,784,256
BRAVO Residential Funding Trust(a),(d)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	637,621	631,612
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	212,540	210,120
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	925,000	879,684
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	340,681	338,380
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	808,047	795,825
CMO Series 2021-A Class A1
03/25/2058	1.991%	1,413,264	1,357,523
CMO Series 2021-B Class A1
04/01/2069	2.115%	1,077,904	1,047,333

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	1,627,547	1,549,296
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	663,079	628,095
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	559,331	546,646
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	404,233
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,663,469	2,608,978
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	1.531%	1,439,175	1,406,205
CIM Trust(a),(d)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	1,229,119	1,194,124
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	834,551	807,307
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	160,614	160,133
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-2 Class A1
03/25/2065	1.853%	115,052	114,473
CMO Series 2021-2R Class A1
07/27/2054	0.798%	545,280	534,666
CMO Series 2022-1 Class A1
12/27/2066	2.284%	2,570,179	2,488,025
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% 01/25/2040	2.507%	706,053	705,205
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	785,194	739,743
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	329,217	320,343
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	166,655
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	1,953,842	1,877,590
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	668,745
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	337,554
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,762,569	1,767,121
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,231,775	1,192,508
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	941,678	923,129
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	573,476	559,947
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	777,972	749,857
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.710%	425,000	424,552
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	2.100%	1,900,000	1,872,694
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	1.357%	2,325,000	2,308,133
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	159,406	158,541
CMO Series 2020-1 Class A1
05/25/2065	2.010%	65,334	64,446
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	2.157%	903,221	902,182
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.999%	79,389	79,269
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	1.899%	675,000	662,369
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.749%	575,000	566,231
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	0.799%	469,856	468,619
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-DNA2 Class M2
1-month USD LIBOR + 2.150% 12/25/2030	2.607%	670,920	671,329

20	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	2.407%	314,467	314,090
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(d)
CMO Series 2022-DNA2 Class M1B
02/25/2042	2.499%	2,500,000	2,458,693
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	0.899%	4,375,000	4,332,995
GCAT LLC(a),(d)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	1,366,756	1,366,334
GCAT Trust(a),(d)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	1,070,676	1,052,074
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	4,152,542	4,039,964
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	546,280	546,807
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	550,867	542,405
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	2.007%	1,500,000	1,491,648
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	550,000	535,609
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,298,531	1,251,918
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,571,519	2,451,815
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	442,003	443,396
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	454,059
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	1,022,992	986,668
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	372,601	355,350
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	69,001	65,762
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	115,370	109,798
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.472%	1,016,141	1,010,022
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,060,134
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	178,963	181,646
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	569,944	554,996
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.149%	825,000	823,600
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	1.357%	510,434	510,191
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	402,266	391,532
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	2,781,844	2,647,728
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	716,259	697,464
CMO Series 2021-3 Class A1
04/25/2026	1.867%	1,668,018	1,591,029
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	1,205,694	1,161,300
CMO Series 2021-10 Class A1
10/25/2026	2.487%	1,545,410	1,497,897
CMO Series 2021-9 Class A1
10/25/2026	2.363%	2,525,369	2,413,956
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	4,693,207	4,552,833
PRKCM Trust(a),(d)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,817,850
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	1,325,031

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	1,124,790
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	734,854	701,177
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.407%	700,000	685,900
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	1.899%	500,000	500,287
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	3.749%	725,000	714,759
RCO VII Mortgage LLC(a),(d)
CMO Series 2021-1 Class A1
05/25/2026	1.868%	1,166,657	1,135,427
Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-1 Class A3
02/25/2024	2.684%	285,289	281,584
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	2.557%	1,381,665	1,387,713
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	123,043	122,199
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	557,774	552,596
CMO Series 2020-2 Class A3
04/25/2060	3.000%	975,000	970,900
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	203,619	197,367
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	474,316
Toorak Mortgage Corp., Ltd.(d)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	630,056	629,708
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	3,666,455	3,636,993
CMO Series 2021-1 Class A1
06/25/2024	2.240%	900,000	863,725
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point HE Trust(a),(d)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	434,766
Towd Point Mortgage Trust(a),(d)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	33,619	33,614
CMO Series 2018-1 Class A1
01/25/2058	3.000%	212,308	211,547
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	813,944	816,844
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.457%	639,144	638,564
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.457%	760,886	760,886
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	249,845	249,502
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	4,771,535	4,554,198
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	251,004	243,982
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	2,342,331	2,250,728
Vericrest Opportunity Loan Transferee XCII LLC(a),(d)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	1,608,557	1,570,290
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	1,355,840	1,324,103
Vericrest Opportunity Loan Transferee XCIV LLC(a),(d)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	1,614,330	1,549,715
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	1,028,379	984,240
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	995,523	969,414
Vericrest Opportunity Loan Transferee XCVII LLC(a),(d)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	3,986,469	3,855,206

22	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust CI LLC(a),(d)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	2,848,987	2,848,009
Verus Securitization Trust(a),(d)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	760,746	760,415
CMO Series 2019-4 Class A3
11/25/2059	3.000%	894,101	891,193
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	982,256
CMO Series 2020-2 Class A1
05/25/2060	2.226%	220,553	219,048
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	90,434	89,073
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	317,106	306,557
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	401,668	387,369
CMO Series 2022-1 Class A1
01/25/2067	2.724%	3,863,886	3,767,195
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	484,791	472,400
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	257,910	250,289
CMO Series 2020-1R Class A3
11/25/2055	1.873%	300,895	291,820
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	800,000	787,560
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $142,120,077)			138,023,839

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace & Co.(b),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.813%	33,915	33,576
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	8.207%	4,859	4,373
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
SWF Holdings I Corp.(b),(k)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	65,000	62,942
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	55,724	55,202
Technology 0.0%
Ascend Learning LLC(b),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.000%	39,000	38,522
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.250%	23,000	22,827
DCert Buyer, Inc.(b),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.457%	36,000	35,505
Epicore Software Corp.(b),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	17,000	17,319
UKG, Inc.(b),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	23,127	22,917
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	5.750%	45,000	44,585
Total			181,675
Total Senior Loans (Cost $341,451)			337,768

Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
02/15/2045	2.500%	4,350,000	4,237,172
Total U.S. Treasury Obligations (Cost $5,067,055)			4,237,172

Money Market Funds 7.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(l),(m)	105,682,559	105,640,286
Total Money Market Funds (Cost $105,655,877)		105,640,286
Total Investments in Securities (Cost: $1,237,525,190)		1,448,790,494
Other Assets & Liabilities, Net		(56,588,041)
Net Assets		1,392,202,453
At March 31, 2022, securities and/or cash totaling $4,038,946 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	930	06/2022	USD	114,273,750	—	(3,169,415)
U.S. Treasury 2-Year Note	60	06/2022	USD	12,715,313	—	(176,248)
U.S. Treasury 5-Year Note	240	06/2022	USD	27,525,000	—	(811,236)
U.S. Ultra Treasury Bond	67	06/2022	USD	11,867,375	112,093	—
Total					112,093	(4,156,899)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $310,312,992, which represents 22.29% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.
(e)	Non-income producing investment.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
24	Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	89,970,020	133,844,940	(118,165,090)	(9,584)	105,640,286	(9,676)	33,356	105,682,559
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Balanced Fund | First Quarter Report 2022	25

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7000_12_A01_(05/22)